(LOSS) EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
(LOSS) EARNINGS PER SHARE

Note 18     (LOSS) EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted (loss) earnings per common share for the years ended December 31, 2021 and 2020.

	For the years ended December 31,
	2021	2020
	$	$
Numerator:
Net loss attributable to the Company	(9,619,079)	(632,365)
Denominator:
Weighted-average shares outstanding
- Basic	9,160,862	11,752,447
- Diluted	9,160,862	11,752,447
Earnings (loss) per share:
- Basic	(1.0500)	(0.0538)
- Diluted	(1.0500)	(0.0538)

Basic net (loss) income per common share is computed using the weighted average number of the common shares outstanding during the period. Diluted (loss) income per share is computed using the weighted average number of ordinary shares and ordinary equivalent shares outstanding which include 5,473,636 warrants outstanding as of December 31, 2021.